Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
12.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into time charters for all of its vessels. The charter hire is fixed for the duration of the charter. The maximum contracted future annual charter hire receivable (not allowing for any offhire) for the fleet of 17 vessels as at December 31, 2012, including the two replacement charters entered into in September 2012 as referred to in note 2(a), is as follows:

Year ending December 31,	Fleet as at December 31, 2012
2013	138,781
2014	135,952
2015	135,952
2016	135,013
2017	107,811
Thereafter	395,731

$1,049,240